Shareholder Report, Holdings (Details)	Nov. 30, 2024
Columbia Select Large Cap Value Fund - Class A [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Large Cap Value Fund - Class A [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class A [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class A [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class A [Member] | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class A [Member] | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class A [Member] | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class A [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class A [Member] | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class A [Member] | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Large Cap Value Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Select Large Cap Value Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Select Large Cap Value Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Select Large Cap Value Fund - Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Value Fund - Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Select Large Cap Value Fund - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Select Large Cap Value Fund - Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Large Cap Value Fund - Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Value Fund - Class A [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Select Large Cap Value Fund - Class A [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Large Cap Value Fund - Class C [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Large Cap Value Fund - Class C [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class C [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class C [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class C [Member] | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class C [Member] | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class C [Member] | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class C [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class C [Member] | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class C [Member] | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Large Cap Value Fund - Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Select Large Cap Value Fund - Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Select Large Cap Value Fund - Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Select Large Cap Value Fund - Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Value Fund - Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Select Large Cap Value Fund - Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Select Large Cap Value Fund - Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Large Cap Value Fund - Class C [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Value Fund - Class C [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Select Large Cap Value Fund - Class C [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Select Large Cap Value Fund - Institutional Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Large Cap Value Fund - Class R [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Large Cap Value Fund - Class R [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class R [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class R [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class R [Member] | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class R [Member] | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class R [Member] | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class R [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class R [Member] | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class R [Member] | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class R [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Large Cap Value Fund - Class R [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Select Large Cap Value Fund - Class R [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Select Large Cap Value Fund - Class R [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Select Large Cap Value Fund - Class R [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Value Fund - Class R [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Select Large Cap Value Fund - Class R [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Select Large Cap Value Fund - Class R [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Large Cap Value Fund - Class R [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class R [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class R [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Value Fund - Class R [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Select Large Cap Value Fund - Class R [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Large Cap Value Fund - Class S [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Large Cap Value Fund - Class S [Member] | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class S [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class S [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Large Cap Value Fund - Class S [Member] | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Large Cap Value Fund - Class S [Member] | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class S [Member] | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class S [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class S [Member] | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class S [Member] | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class S [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Large Cap Value Fund - Class S [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Select Large Cap Value Fund - Class S [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Select Large Cap Value Fund - Class S [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Select Large Cap Value Fund - Class S [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Value Fund - Class S [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Select Large Cap Value Fund - Class S [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Select Large Cap Value Fund - Class S [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Large Cap Value Fund - Class S [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class S [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Large Cap Value Fund - Class S [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Value Fund - Class S [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Select Large Cap Value Fund - Class S [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%